5. SOFTWARE (Tables)	9 Months Ended	10 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Capitalized Computer Software, Net [Abstract]
Software
Balance, September 6, 2019	$—
Additions	21,500
Depreciation	—
Balance, June 30, 2020	21,500
Additions	44,250
Depreciation	—
Balance, March 31, 2021	$65,750

	Cost	Accumulated Amortization	June 30, 2020
Software, net	$21,500	$-	$21,500